Cash and cash equivalents - Schedule of Cash and Cash Equivalents Held in U.S. dollar and Euros (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	$ 5,705	$ 10,671	$ 4,835
U.S. dollar denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	5,250	9,720	2,869
Euro denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	91	466	1,564
GBP denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	319	19	143
SGP denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	13	23	47
NIS denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	1	428	160
RMB denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	10	3	35
Other currencies denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	$ 21	$ 12	$ 17